CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 457,922	$ 42,680,499	$ (734,001)	$ (751,293)	$ 41,653,127
Beginning balance (in shares) at Dec. 31, 2018	9,158,438
Net income (loss)			6,469,049		6,469,049
Issuance of common stock under Employee Stock Purchase Plan	$ 1,723	93,437			95,160
Issuance of common stock under Employee Stock Purchase Plan, Shares	34,469
Issuance of common stock to Employee Stock Ownership Plan	$ 6,641	262,995			269,636
Issuance of common stock to Employee Stock Ownership Plan, Shares	132,826
Issuance of common stock under Executive Stock Plan	$ 7,826	612,424			620,250
Issuance of common stock under Executive Stock Plan, Shares	156,525
Share based compensation		412,776			412,776
Other share retirements	$ (11,475)	(1,084,217)	(326,556)		(1,422,248)
Other share retirements, Shares	(229,509)
Shareholder dividends			(759,097)		(759,097)
Other comprehensive income (loss)				53,629	53,629
Ending balance, value at Dec. 31, 2019	$ 462,637	42,977,914	4,649,395	(697,664)	47,392,282
Ending balance (in shares) at Dec. 31, 2019	9,252,749
Net income (loss)			(430,888)		(430,888)
Issuance of common stock under Employee Stock Purchase Plan	$ 403	41,653			42,056
Issuance of common stock under Employee Stock Purchase Plan, Shares	8,069
Issuance of common stock to Employee Stock Ownership Plan	$ 3,303	404,281			407,584
Issuance of common stock to Employee Stock Ownership Plan, Shares	66,059
Issuance of common stock under Executive Stock Plan	$ 2,429	5,180			7,609
Issuance of common stock under Executive Stock Plan, Shares	48,584
Share based compensation		176,627			176,627
Other share retirements	$ (1,199)	(110,609)	(7,117)		(118,925)
Other share retirements, Shares	(23,975)
Shareholder dividends			(381,258)		(381,258)
Other comprehensive income (loss)				(130,908)	(130,908)
Ending balance, value at Jun. 30, 2020	$ 467,573	43,495,046	3,830,132	(828,572)	46,964,179
Ending balance (in shares) at Jun. 30, 2020	9,351,486
Beginning balance, value at Dec. 31, 2019	$ 462,637	42,977,914	4,649,395	(697,664)	47,392,282
Beginning balance (in shares) at Dec. 31, 2019	9,252,749
Net income (loss)			(171,658)		(171,658)
Issuance of common stock under Employee Stock Purchase Plan	$ 1,014	93,882			94,896
Issuance of common stock under Employee Stock Purchase Plan, Shares	20,279
Issuance of common stock to Employee Stock Ownership Plan	$ 3,303	404,281			407,584
Issuance of common stock to Employee Stock Ownership Plan, Shares	66,059
Issuance of common stock under Executive Stock Plan	$ 3,298	20,720			24,018
Issuance of common stock under Executive Stock Plan, Shares	65,952
Share based compensation		463,274			463,274
Other share retirements	$ (4,156)	(387,957)	37,213		(354,900)
Other share retirements, Shares	(83,112)
Shareholder dividends			(379,666)		(379,666)
Other comprehensive income (loss)				18,897	18,897
Ending balance, value at Dec. 31, 2020	$ 466,096	43,572,114	4,135,284	(678,767)	47,494,727
Ending balance (in shares) at Dec. 31, 2020	9,321,927
Beginning balance, value at Mar. 31, 2020	$ 467,347	43,381,778	5,957,796	(844,219)	48,962,702
Beginning balance (in shares) at Mar. 31, 2020	9,346,966
Net income (loss)			(1,935,521)		(1,935,521)
Issuance of common stock under Employee Stock Purchase Plan	$ 226	19,933			20,159
Issuance of common stock under Employee Stock Purchase Plan, Shares	4,520
Issuance of common stock under Executive Stock Plan	$ 100	5,180			5,280
Issuance of common stock under Executive Stock Plan, Shares	2,000
Share based compensation		97,459			97,459
Other share retirements	$ (100)	(9,304)	(735)		(10,139)
Other share retirements, Shares	(2,000)
Shareholder dividends			(191,408)		(191,408)
Other comprehensive income (loss)				15,647	15,647
Ending balance, value at Jun. 30, 2020	$ 467,573	43,495,046	3,830,132	(828,572)	46,964,179
Ending balance (in shares) at Jun. 30, 2020	9,351,486
Beginning balance, value at Dec. 31, 2020	$ 466,096	43,572,114	4,135,284	(678,767)	47,494,727
Beginning balance (in shares) at Dec. 31, 2020	9,321,927
Net income (loss)			(4,100,338)		(4,100,338)
Issuance of common stock under Employee Stock Purchase Plan	$ 477	48,532			49,009
Issuance of common stock under Employee Stock Purchase Plan, Shares	9,540
Issuance of common stock to Employee Stock Ownership Plan	$ 3,610	326,358			329,968
Issuance of common stock to Employee Stock Ownership Plan, Shares	72,203
Issuance of common stock under Executive Stock Plan	$ 4,794				4,794
Issuance of common stock under Executive Stock Plan, Shares	95,881
Share based compensation		242,332			242,332
Other share retirements	$ (1,456)	(135,838)	(42,713)		(180,007)
Other share retirements, Shares	(29,127)
Shareholder dividends			(5)		(5)
Other comprehensive income (loss)				48,339	48,339
Ending balance, value at Jun. 30, 2021	$ 473,521	44,053,498	(7,772)	(630,428)	43,888,819
Ending balance (in shares) at Jun. 30, 2021	9,470,424
Beginning balance, value at Mar. 31, 2021	$ 472,406	43,969,776	1,948,084	(668,335)	45,721,931
Beginning balance (in shares) at Mar. 31, 2021	9,448,129
Net income (loss)			(1,939,487)		(1,939,487)
Issuance of common stock under Employee Stock Purchase Plan	$ 195	23,008			23,203
Issuance of common stock under Employee Stock Purchase Plan, Shares	3,893
Issuance of common stock under Executive Stock Plan	$ 1,346				1,346
Issuance of common stock under Executive Stock Plan, Shares	26,922
Share based compensation		100,496			100,496
Other share retirements	$ (426)	(39,782)	(16,366)		(56,574)
Other share retirements, Shares	(8,520)
Shareholder dividends			(3)		(3)
Other comprehensive income (loss)				37,907	37,907
Ending balance, value at Jun. 30, 2021	$ 473,521	$ 44,053,498	$ (7,772)	$ (630,428)	$ 43,888,819
Ending balance (in shares) at Jun. 30, 2021	9,470,424